Pinnacle Sherman Multi-Strategy Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	COMMON STOCK - 24.9%
	BIOTECHNOLOGY - 7.1%
2,066	Regeneron Pharmaceuticals, Inc.*	$ 1,288,461
4,398	Vertex Pharmaceuticals, Inc.*	1,276,783
		2,565,244
	COMMERCIAL SERVICES - 3.4%
2,490	MarketAxess Holdings, Inc.	1,247,291

	COMPUTERS - 3.5%
9,097	Fortinet, Inc.*	1,248,745

	MINING - 3.7%
21,657	Newmont Corp.	1,337,103

	SEMICONDUCTORS - 7.2%
23,714	Advanced Micro Devices, Inc.*	1,247,594
3,567	NVIDIA Corp.	1,355,139
		2,602,733

	TOTAL COMMON STOCK (Cost $8,928,048)	9,001,116

	EXCHANGE TRADED FUNDS - 73.2%
	DEBT FUNDS - 23.4%
71,430	iShares Core U.S. Aggregate Bond ETF	8,443,740

	EQUITY FUNDS - 49.8%
11,160	iShares S&P 100 ETF	1,589,407
10,480	iShares Morningstar Large-Cap Growth ETF	2,457,350
5,120	iShares Core S&P 500 ETF	1,585,613
11,830	iShares S&P 500 Growth ETF	2,454,607
5,695	iShares Morningstar Mid-Cap Growth ETF	1,669,774
9,970	Vanguard Mid-Cap Growth ETF	1,645,848
20,275	Invesco QQQ Trust Series 1	5,020,090
6,710	Invesco S&P 500 Top 50 ETF	1,596,309
		18,018,998

	TOTAL EXCHANGE TRADED FUNDS (Cost $26,861,071)	26,462,738

	TOTAL INVESTMENTS - 98.1% (Cost $32,789,119)	$ 35,463,854
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	671,197
	NET ASSETS - 100.0%	$ 36,135,051

* - Non income producing security
ETF - Exchange Traded Fund
S&P - Standard and Poor's

Pinnacle Trendrating Innovative Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	COMMON STOCK - 88.4%
	AUTO MANUFACTURERS - 4.7%
242	Tesla, Inc.*	$ 261,314

	BIOTECHNOLOGY - 12.0%
1,275	Seattle Genetics, Inc.*	216,648
374	Regeneron Pharmaceuticals, Inc.*	233,245
743	Vertex Pharmaceuticals, Inc.*	215,700
		665,593
	FOOD - 7.0%
3,799	Hormel Foods Corp.	183,378
5,963	Kroger Co.	201,848
		385,226
	HEALTHCARE-SERVICES - 3.5%
502	Humana, Inc.	194,650

	INTERNET - 12.7%
473	Netflix, Inc.*	215,234
91	Amazon.com, Inc.*	251,053
4,548	eBay, Inc.	238,543
		704,830
	MINING - 12.6%
9,625	Barrick Gold Corp.	259,297
1,442	Franco-Nevada Corp.	201,361
3,916	Newmont Corp.	241,774
		702,432
	PHARMACEUTICALS - 3.9%
1,320	Eli Lilly and Co.	216,718

	RETAIL - 11.1%
205	Chipotle Mexican Grill, Inc.*	215,734
690	Lululemon Athletica, Inc.*	215,287
620	Costco Wholesale Corp.	187,990
		619,011
	SEMICONDUCTORS - 4.0%
583	NVIDIA Corp.	221,488

	SOFTWARE - 12.9%
3,056	Activision Blizzard, Inc.	231,950
1,429	DocuSign, Inc.*	246,088
1,006	Veeva Systems, Inc.*	235,826
		713,864
	TELECOMMUNICATIONS - 4.0%
2,150	T-Mobile US, Inc.*	223,922

	TOTAL COMMON STOCK (Cost $4,261,277)	4,909,048

	REIT - 10.5%
1,323	Digital Realty Trust, Inc.	188,012
285	Equinix, Inc.	200,155
656	SBA Communications Corp.	195,436
	TOTAL REITS (Cost $549,272)	583,603

	RIGHTS - 0.0% ^
2,150	T-Mobile US, Inc.* (Cost $8,288)	361

	TOTAL INVESTMENTS - 98.9% (Cost $4,818,837)	$ 5,493,012
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	61,719
	NET ASSETS - 100.0%	$ 5,554,731

* - Non income producing security
^ - Represents value less than 0.1%
REIT - Real Estate Investment Trust

Pinnacle Funds

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at NAV. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their NAVs.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Funds’ assets and liabilities measured at fair value:

Pinnacle Sherman Multi-Strategy Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,001,116	$ -	$ -	$ 9,001,116
Exchange Traded Funds	26,462,738	-	-	26,462,738
Total	$ 35,463,854	$ -	$ -	$ 35,463,854

Pinnacle Trendrating Innovative Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,909,048	$ -	$ -	$ 4,909,048
REIT	583,603		-	583,603
Rights	361	-	-	361
Total	$ 5,493,012	$ -	$ -	$ 5,493,012

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for security classifications.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

Pinnacle Sherman Multi-Strategy Core Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 33,352,491	$ 2,241,288	$ (129,925)	$ 2,111,363

Pinnacle Trendrating Innovative Equity Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 4,819,656	$ 681,283	$ (7,927)	$ 673,356